Rental Property	12 Months Ended
Dec. 31, 2011
Rental Property [Abstract]
Rental Property

(4) Rental Property

Rental property represents property, net of accumulated depreciation, and developable land that are wholly owned or owned by an entity in which the Company has a controlling interest. All of the Company’s rental properties are located within the greater Washington, D.C. region. Rental property consists of the following at December 31 (amounts in thousands):

	2011	2010
Land and land improvements	$384,409	$315,229
Buildings and improvements	1,052,341	933,546
Construction in process	70,362	41,697
Tenant improvements	116,148	88,521
Furniture, fixtures and equipment	5,400	9,894

	1,628,660	1,388,887
Less: accumulated depreciation	(188,999)	(170,990)

	$1,439,661	$1,217,897

Depreciation of rental property is computed on a straight-line basis over the estimated useful lives of the assets. The estimated lives of the Company’s assets range from 5 to 39 years or, in the case of tenant improvements, the shorter of the useful life of the asset or the term of the underlying lease. The tax basis of the Company’s real estate assets was $1,607 million and $1,422 million at December 31, 2011 and 2010, respectively.

Development and Redevelopment Activity

The Company constructs office buildings, business parks and/or industrial buildings on a build-to-suit basis or with the intent to lease upon completion of construction. Also, the Company owns developable land that can accommodate 2.4 million square feet of additional building space. Below is a summary of the approximate building square footage that can be developed on the Company’s developable land and the Company’s current development and redevelopment activity as of December 31, 2011 (amounts in thousands):

Reporting Segment	Developable Square Feet	Square Feet Under Development	Cost to Date of Development Activities	Square Feet Under Redevelopment	Cost to Date of Redevelopment Activities
Washington, D.C.	712	—	$—	135	$1,624
Maryland	250	—	—	—	—
Northern Virginia	568	—	—	—	—
Southern Virginia	841	166	536	—	—

	2,371	166	$536	135	$1,624

On December 28, 2010, the Company acquired 440 First Street, NW, a vacant eight-story, 105,000 square foot office building in the Company’s Washington, D.C. reporting segment. The Company intends to completely redevelop the property, including adding additional square footage. In 2011, the Company purchased 30,000 square feet of transferable development rights for $0.3 million. At December 31, 2011, the Company’s projected incremental investment in the redevelopment project is approximately $25 million.

At December 31, 2011, the Company had completed development and redevelopment activities that have yet to be placed in service on 280,000 square feet, at a cost of $18.6 million, in its Northern Virginia reporting segment. The majority of the costs on the construction projects to be placed in service relate to redevelopment activities at Three Flint Hill, located in the Company’s Northern Virginia reporting segment, which were substantially completed in the third quarter of 2011 at a cost of approximately $13.3 million. The Company will place completed construction activities in service upon the shorter of a tenant taking occupancy or twelve months from substantial completion.

During 2011, the Company completed and placed in-service redevelopment efforts on 93,000 square feet of space, which includes 13,000 square feet in its Maryland reporting segment, 41,000 square feet in its Northern Virginia reporting segment and 39,000 square feet in its Southern Virginia reporting segment. No development efforts were placed in-service in 2011.

During 2010, the Company completed and placed in-service redevelopment efforts on 98,000 square feet of space, which includes 30,000 square feet in its Maryland reporting segment, 14,000 square feet in its Washington, D.C. reporting segment, 23,000 square feet in its Northern Virginia reporting segment and 31,000 square feet in its Southern Virginia reporting segment. No development efforts were placed in-service in 2010.

During 2011, the Company acquired 1005 First Street, NE, in its Washington, D.C. reporting segment. The site currently has a 30,000 square foot building that is occupied by Greyhound Lines, Inc., “Greyhound”, which leased back the site under a ten-year lease agreement with a termination option, at no penalty, after the second year. Greyhound has announced that it intends to relocate its operations to nearby Union Station, at which point the joint venture anticipates developing the 1.6 acre site, which can accommodate development of up to approximately 712,000 square feet of office space. See footnote 5, Acquisitions, for more information.